ACCOUNTING ESTIMATES AND JUDGMENTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 04, 2018	Jan. 02, 2018	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,294,072	$ 2,672,550	$ 2,710,382	$ 2,294,072		$ 2,280,575
Deferred tax assets	273,327	364,021		$ 273,327	$ 370,115
Recognize deferred tax assets for tax losses	5,707	(45,991)	(73,814)
Deferred revenue	$ 1,299,304	1,550,447
Description of change in ticket usage	A hypothetical change of one percentage point in passenger behavior with respect to use would result in an impact of up to ThUS $ 6,000 per month.
Impact of fair value of unused kilometers	$ 13,140	11,187
Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,845,136	2,146,692	2,176,634			1,835,088
Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	448,936	525,858	$ 533,748			$ 445,487
Airport Slots [Member] | Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,845,136	2,146,692
Intangible assets with indefinite useful life	828,969	964,513
Airport Slots [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life
LATAM Fidelidade and Multiplus Loyalty Program [Member]
Disclosure of detailed information about intangible assets [line items]
Deferred revenue	293,831	364,866
Probable change in deferred revenue	13,140	11,187
Loyalty Program [Member] | Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life
Loyalty Program [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	448,936	525,858
Intangible assets with indefinite useful life	274,420	321,440
LATAM Pass Loyalty Program [Member]
Disclosure of detailed information about intangible assets [line items]
Deferred revenue	1,324,635	853,505
Probable change in deferred revenue	$ 26,726	$ 25,000
Trade Marks [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of brands from indefinite useful life	5 years